SUBSEQUENT EVENTS (Details Narrative) - USD ($)								1 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 30, 2026	Nov. 17, 2025	Nov. 15, 2025	Jul. 07, 2025	Jun. 20, 2025	May 07, 2025	Jan. 01, 2025	Jun. 30, 2026	Oct. 29, 2025	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2026	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Nov. 28, 2025	Nov. 21, 2025	Oct. 24, 2025
Guaranteed payment										$ 200,000				$ 200,000
Share based compensation														129,657
Convertible securities, value											$ 750,000	$ (500)				$ (140,500)
ALTANINE, INC. [Member]
Share based compensation										$ 436,256		278,416		$ 632,629	$ 542,800	$ 582,888
Number of stock option issued														2,903,574		1,549,500
Exercise price per share														$ 0.68		$ 0.33
Contractual term in years														9 years 2 months 12 days		9 years 4 months 24 days
ALTANINE, INC. [Member] | Share-Based Payment Arrangement, Option [Member]
Share based compensation																$ 435,625
Number of stock option issued																1,549,500
Exercise price per share																$ 0.33
Series A Convertible Preferred Stock [Member] | ALTANINE, INC. [Member]
Convertible securities, shares					40
Convertible securities, value					$ 1,000,000
Common Stock [Member]
Shares of common stock issued pursuant to cashless exercise of warrants, shares																	1,555,435
Convertible securities, value																$ (140,500)
Common Stock [Member] | ALTANINE, INC. [Member]
Shares of common stock issued pursuant to cashless exercise of warrants, shares										3,274,648
Subsequent Event [Member]
Guaranteed payment																		$ 500,000	$ 50,000	$ 50,000	$ 750,000
Subsequent Event [Member] | ALTANINE, INC. [Member] | Related Party [Member]
Number of stock option issued							500,000
Exercise price per share							$ 0.71
Subsequent Event [Member] | Series A Convertible Preferred Stock [Member] | ALTANINE, INC. [Member]
Convertible securities, shares					40
Convertible securities, value					$ 1,000,000
Preferred stock stated value per share					$ 25,000
Annual rate					10.00%
Preferred stock stated value description					The Company may redeem all the outstanding shares for cash at its discretion. The redemption price is the greater of (A) stated value, any applicable premium based on the MOIC (Multiple on Invested Capital) and accrued and unpaid dividends, (B) 1.225 of stated value if redeemed before the third anniversary date or (C) 1.325 of the stated value if redeemed after the third anniversary date.
Subsequent Event [Member] | Common Stock [Member] | ALTANINE, INC. [Member]
Shares of common stock issued pursuant to cashless exercise of warrants, shares							3,274,648
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right							7,500,000
Subsequent Event [Member] | Mr Tierney [Member]
Share based compensation									$ 32,000
Subsequent Event [Member] | Mr Del Virginias [Member] | Common Stock [Member]
Shares of common stock issued pursuant to cashless exercise of warrants, shares			16,667
Subsequent Event [Member] | Mr Spiegel [Member] | Common Stock [Member]
Shares of common stock issued pursuant to cashless exercise of warrants, shares			16,799
Subsequent Event [Member] | Chief Executive Officer [Member] | ALTANINE, INC. [Member]
Salary				$ 425,000
Bonus percentage				75.00%
Subsequent Event [Member] | Chief Executive Officer [Member] | ALTANINE, INC. [Member] | Share-Based Payment Arrangement, Option [Member]
Number of stock option issued				2,186,574
Exercise price per share				$ 0.71
Contractual term in years				10 years
Subsequent Event [Member] | David Spiegel Agreement [Member]
Deferred compensation arrangements description						The DS Agreement provides for Mr. Spiegel to receive $35,000.00 per annum, in the form of restricted shares of the Company’s common stock as compensation for serving on the Company’s Board. Mr. Spiegel was appointed to the Board on October 1, 2024, and his initial term shall end on October 16, 2025; therefore, Mr. Spiegel is entitled to fiscal compensation in the amount of $36,354.00 and shall receive a total of 104,384 shares of restricted common stock pursuant to the terms of the DS Agreement. On May 15, 2025, the Company issued 62,384 shares of fully vested stock to Mr. Spiegel. The remaining stock compensation due Mr. Spiegel shall vest in equal monthly issuances of 8,400 shares through the end of his initial term on October 16, 2025.
Subsequent Event [Member] | Gabe Del Virginia Agreement [Member]
Deferred compensation arrangements description						The GDV Agreement provides for Mr. Spiegel to receive $35,000.00 per annum, in the form of restricted shares of the Company’s common stock as compensation for serving on the Company’s Board. Mr. Del Virginia was appointed to the Board on July 18, 2024, and his initial term shall end on October 16, 2025; therefore, Mr. Del Virginia is entitled to fiscal compensation in the amount of $43,750.00 and shall receive a total of 125,000 shares of restricted common stock pursuant to the terms of the GDV Agreement. On May 15, 2025, the Company issued 83,355 shares of fully vested stock to Mr. Del Virginia. The remaining stock compensation due Mr. Del Virginia shall vest in equal monthly issuances of 8,333 shares through the end of his initial term on October 16, 2025.
Subsequent Event [Member] | Promissory Note and Loan Agreement [Member] | Profesco Holdings [Member]
Additional principal		$ 100,000
Additional description		The Profesco Additional Principal shall be subject to a 3% origination fee per draw. The annual interest rate to be charged on the Additional Principal shall be 15%, simple interest. The Profesco First Amendment contains provisions for repayment of the Profesco Note between November 1, 2025, and December 31, 2025. Any remaining principal on or after January 1, 2026, shall be subject to an 18% annual interest rate.
Subsequent Event [Member] | Promissory Note and Loan Agreement [Member] | Profesco Holdings [Member] | Maximum [Member]
Additional principal		$ 200,000
Forecast [Member]
Guaranteed payment										$ 750,000				$ 750,000
Sales revenue	$ 1,500,000							$ 1,500,000					$ 3,000,000